UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment (     );         Amendment Number:
This Amendment (Check only one.):  (     ) is a restatement.
                                   (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        	  Landis Associates LLC
                    Michael Landis Hershey, President
Address:            415 McFarlan Rd.  Suite 213
                    Kennett Square, PA  19348

13F File Number:   28-5960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael L. Hershey
Title:     President
Phone:  610-925-0400
Signature, Place, and Date of Signing:  Michael L. Hershey,Kennett Square,PA.
                                        10/17/02
Report Type  (Check only one.):
(  x)        13F HOLDINGS REPORT.
(    )        13F NOTICE.
(    )        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
______________________________________
Michael L. Hershey, President



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F SUMMARY PAGE

REPORT SUMARY:    LANDIS ASSOCIATES LLC

NUMBER OF OTHER INCLUDED MANAGERS:   0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     83

FORM 13F INFORMATION TABLE VALUE TOTAL:      $67,828


LIST OF OTHER INCLUDED MANAGERS:    N/A

No.       13F File Number        Name


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                                                        LANDIS ASSOCIATES LLC
                                                              FORM 13F
                                                         September 30, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

A.C. Moore Arts & Crafts Inc.  COM              00086T103      528 25000.00 SH       Sole                 25000.00
ADC Telecommunications, Inc.   COM              000886101      201 175000.00SH       Sole                175000.00
ATMI, Inc.                     COM              00207R101      635 45000.00 SH       Sole                 45000.00
Acacia Research Corp.          COM              003881109      437 110000.00SH       Sole                110000.00
Acres Gaming Inc.              COM              004936100     1110 200000.00SH       Sole                200000.00
Aeropostale, Inc.              COM              007865108      462 30000.00 SH       Sole                 30000.00
Alliance Gaming Corp New       COM              01859p609      464 30000.00 SH       Sole                 30000.00
American Medical Security Grou COM              02744P101      707 50000.00 SH       Sole                 50000.00
American Woodmark Corp         COM              030506109      254  5000.00 SH       Sole                  5000.00
Antex Biologics, Inc.          COM              03672W308      171 300000.00SH       Sole                300000.00
Arch Coal, Inc.                COM              039380100     1241 75000.00 SH       Sole                 75000.00
ArvinMeritor, Inc.             COM              043353101      561 30000.00 SH       Sole                 30000.00
Axsys Technologies, Inc.       COM              054615109     1193 150000.00SH       Sole                150000.00
Aztar Corporation              COM              054802103      859 65000.00 SH       Sole                 65000.00
BAM! Entertainment, Inc.       COM              059361105      125 125000.00SH       Sole                125000.00
Bankatlantic Bankcorp A        COM              065908501      225 25000.00 SH       Sole                 25000.00
Bitstream Inc.                 COM              091736108      741 370500.00SH       Sole                370500.00
Cato Corporation               COM              149205106      759 40000.00 SH       Sole                 40000.00
Celadon Group Inc.             COM              150838100      777 70000.00 SH       Sole                 70000.00
Charming Shoppes, Inc.         COM              161133103      743 110000.00SH       Sole                110000.00
Chiquita Brands International, COM              170032809      773 50000.00 SH       Sole                 50000.00
Comstock Resources, Inc.       COM              205768203      690 100000.00SH       Sole                100000.00
Conceptus Inc.                 COM              206016107     1224 80000.00 SH       Sole                 80000.00
Cott Corp.                     COM              22163N106      227 15000.00 SH       Sole                 15000.00
Critical Path, Inc.            COM              22674V100       63 100000.00SH       Sole                100000.00
D & K Healthcare Resources, In COM              232861104      492 55000.00 SH       Sole                 55000.00
Dominion Homes, Inc.           COM              257386102      961 62000.00 SH       Sole                 62000.00
Dominion Resources, Inc.       COM              25746U109      228  4500.00 SH       Sole                  4500.00
EXCO Resources,Inc.5% Converti COM              269279303      863 50000.00 SH       Sole                 50000.00
El Paso Corp.                  COM              28336L109      124 15000.00 SH       Sole                 15000.00
Electric Fuel Corp.            COM              284871100      210 200000.00SH       Sole                200000.00
F5 Networks, Inc.              COM              315616102      453 60000.00 SH       Sole                 60000.00
Fairchild Semiconductor Intern COM              303726103      663 70000.00 SH       Sole                 70000.00
Fred's, Inc.                   COM              356108100      448 15000.00 SH       Sole                 15000.00
Gart Sports Company            COM              366630101      944 50000.00 SH       Sole                 50000.00
Grant Prideco, Inc.            COM              38821G101      641 75000.00 SH       Sole                 75000.00
Greenpoint Financial Corp.     COM              395384100      417 10000.00 SH       Sole                 10000.00
Grey Wolf, Inc.                COM              397888108     2160 600000.00SH       Sole                600000.00
IGEN International, Inc.       COM              449536101     9343 318000.00SH       Sole                318000.00
ILOG S.A.                      COM              452360100      269 90000.00 SH       Sole                 90000.00
Insight Enterprises, Inc.      COM              45765U103      406 40000.00 SH       Sole                 40000.00
Intrado Inc.                   COM              46117A100      290 30000.00 SH       Sole                 30000.00
JDA Software Group             COM              46612K108      126 18000.00 SH       Sole                 18000.00
Jos. A. Bank Clothiers, Inc.   COM              480838101     1522 85000.00 SH       Sole                 85000.00
Kensey Nash Corp.              COM              490057106      903 60000.00 SH       Sole                 60000.00
Level 8 Systems, Inc.          COM              52729M102      111 300000.00SH       Sole                300000.00
Massey Energy Co.              COM              576206106      645 100000.00SH       Sole                100000.00
Medical Action Industry, Inc.  COM              58449L100      712 60000.00 SH       Sole                 60000.00
NMS Communications             COM              629248105      270 200000.00SH       Sole                200000.00
Newfield Exploration Co.       COM              651290108      672 20000.00 SH       Sole                 20000.00
ON Technology Corp.            COM              68219P108      788 350000.00SH       Sole                350000.00
Optibase Ltd.                  COM              M7524R108      235 139000.00SH       Sole                139000.00
Optical Communication Products COM              68382T101      270 350000.00SH       Sole                350000.00
Packeteer, Inc.                COM              695210104      933 311000.00SH       Sole                311000.00
Patterson-UTI Energy Inc.      COM              703481101     1276 50000.00 SH       Sole                 50000.00
Pediatric Services of America  COM              705323103      162 30000.00 SH       Sole                 30000.00
Penn-America Group             COM              707247102     1140 126000.00SH       Sole                126000.00
Pharmanetics Inc.              COM              71713J107      782 160000.00SH       Sole                160000.00
Pier 1 Imports, Inc.           COM              720279108      572 30000.00 SH       Sole                 30000.00
Pioneer Natural Resources Co.  COM              723787107      728 30000.00 SH       Sole                 30000.00
Planar Systems, Inc.           COM              726900103      478 30000.00 SH       Sole                 30000.00
Prima Energy Corp.             COM              741901201     1049 50000.00 SH       Sole                 50000.00
QuadraMed Corp.                COM              74730W101      498 275000.00SH       Sole                275000.00
Quaker Fabric Corp.            COM              747399103      629 100000.00SH       Sole                100000.00
Redback Networks Inc.          COM              757209101       31 100000.00SH       Sole                100000.00
Rite Aid Corp.                 COM              767754104      840 400000.00SH       Sole                400000.00
SFBC International, Inc.       COM              784121105      862 80000.00 SH       Sole                 80000.00
SafeNet Inc.                   COM              78645R107     4466 275000.00SH       Sole                275000.00
Science Dynamics Corp.         COM              808631105       15 301000.00SH       Sole                301000.00
Southern Financial Bancorp, In COM              842870107     1651 57000.00 SH       Sole                 57000.00
Sun Microsystems, Inc.         COM              866810104      259 100000.00SH       Sole                100000.00
TBC Corp.                      COM              872180104      778 75000.00 SH       Sole                 75000.00
Telecommunication Systems, Inc COM              87929J103      308 285000.00SH       Sole                285000.00
Total Entertainment Restaurant COM              89150E100      856 105000.00SH       Sole                105000.00
Tractor Supply Company         COM              892356106      953 30000.00 SH       Sole                 30000.00
Triad Hospitals, Inc.          COM              89579K109      949 25000.00 SH       Sole                 25000.00
U.S. Wireless Data Inc.        COM              912899408      250 500000.00SH       Sole                500000.00
Unifi, Inc.                    COM              904677101      667 106400.00SH       Sole                106400.00
Universal Compression Holdings COM              913431102     1782 110000.00SH       Sole                110000.00
Universal Stainless & Alloy Pr COM              913837100      325 55000.00 SH       Sole                 55000.00
Valero Energy Corp.            COM              91913Y100      821 31000.00 SH       Sole                 31000.00
W Holding Co., Inc.            COM              929251106     1549 95000.00 SH       Sole                 95000.00
WSFS Financial Corp.           COM              929328102     1890 67500.00 SH       Sole                 67500.00
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